Basis of preparation and accounting policies- Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) segments	Jan. 01, 2019 EUR (€)
Disclosure of significant accounting policies [line items]
Right of use Assets, IFRS 16 (Assets)		€ 1,279
Lease Liabilities per IFRS 16 (liabilities)	€ 1,507	€ 1,301
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		2.47%
Above number of days financial assets considered impaired	90 days
Explanation of impairment of AFS assets	At each balance sheet date, ING Group assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired. In the specific case of equity investments classified as available-for-sale, a significant or prolonged decline in the fair value of the security below its cost is considered in determining whether the assets are impaired. Significant and prolonged are interpreted on a case-by-case basis for specific equity securities; generally 25% and six months are used as triggers.
Number of reportable segments | segments	5
Number of geographical area	6
Other intangible assets [member] | Minimum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Other intangible assets [member] | Maximum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Land and buildings held for own use [member] | Minimum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	20 years
Land and buildings held for own use [member] | Maximum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	50 years
Fixtures and fittings [member] | Minimum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	4 years
Fixtures and fittings [member] | Maximum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Data processing equipment [member] | Minimum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	2 years
Data processing equipment [member] | Maximum [member]
Disclosure of significant accounting policies [line items]
Useful lives or depreciation rates, property, plant and equipment	5 years